Investment securities (Details 2) (CHF) In Millions	Jun. 30, 2011	Dec. 31, 2010
Held-to-maturity securities
Amortized cost	146	452
Available-for-sale securities
Amortized cost	5,267	7,661
Gross unrealized gains	142	291
Gross unrealized losses	5	7
Fair value	5,404	7,945
Debt securities
Held-to-maturity securities
Amortized cost	146	452
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Fair value	146	452
Available-for-sale securities
Amortized cost	5,184	7,582
Gross unrealized gains	131	280
Gross unrealized losses	5	7
Fair value	5,310	7,855
Debt securities issued by the Swiss federal, cantonal or local government entities
Available-for-sale securities
Amortized cost	255	267
Gross unrealized gains	14	15
Gross unrealized losses	0	0
Fair value	269	282
Debt securities issued by foreign governments
Held-to-maturity securities
Amortized cost	146	452
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Fair value	146	452
Available-for-sale securities
Amortized cost	3,662	5,975
Gross unrealized gains	86	233
Gross unrealized losses	2	2
Fair value	3,746	6,206
Corporate debt securities
Available-for-sale securities
Amortized cost	848	969
Gross unrealized gains	19	19
Gross unrealized losses	1	4
Fair value	866	984
Collateralized debt obligations
Available-for-sale securities
Amortized cost	419	371
Gross unrealized gains	12	13
Gross unrealized losses	2	1
Fair value	429	383
Equity securities
Available-for-sale securities
Amortized cost	83	79
Gross unrealized gains	11	11
Gross unrealized losses	0	0
Fair value	94	90
Banks, trust and insurance companies
Available-for-sale securities
Amortized cost	68	69
Gross unrealized gains	10	10
Gross unrealized losses	0	0
Fair value	78	79
Industry and all other
Available-for-sale securities
Amortized cost	15	10
Gross unrealized gains	1	1
Gross unrealized losses	0	0
Fair value	16	11